Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets
Cash and cash equivalents	$ 3,216,821	$ 60,621,631	$ 4,346,593	$ 81,912,409	$ 97,851,754	$ 163,532,513
Trade and other accounts receivable, derivative financial instruments and other current assets		197,258,544		229,174,985
Inventories	4,386,910	82,672,196		82,022,568
Total current assets	18,071,040	340,552,371		393,109,961
Investments in joint ventures and associates	789,303	14,874,579		16,841,545
Wells, pipelines, properties, plant and equipment-net	64,300,167	1,211,749,502		1,402,486,084
Long-term notes receivables		122,565,306		119,828,598
Right of use	3,757,897	70,818,314
Deferred taxes	7,225,540	136,166,747		122,784,730
Intangible assets	773,912	14,584,524		13,720,540
Other assets	378,700	7,136,677		6,425,810
Total assets	101,800,353	1,918,448,020		2,075,197,268
Current liabilities
Current portion of long-term debt	12,996,635	244,924,185		191,795,709
Other current liabilities		307,279,443		255,980,585
Total current liabilities	29,302,083	552,203,628		447,776,294
Long-term debt	92,238,337	1,738,249,903		1,890,490,407
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,625,202,851		1,196,335,999
Total liabilities	207,780,039	3,915,656,382		3,534,602,700
Equity (deficit), net	(105,979,686)	(1,997,208,362)		(1,459,405,432)	(1,502,352,385)
Total liabilities and equity	$ 101,800,353	1,918,448,020		2,075,197,268
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents		28,234,857		25,187,488	46,959,103	92,503,607
Trade and other accounts receivable, derivative financial instruments and other current assets		21,264,604		63,513,279
Accounts receivable—inter-company		592,503,940		573,128,107
Inventories		459,131		418,497
Total current assets		642,462,532		662,247,371
Long-term receivables—intercompany		1,692,840,909		1,833,526,496
Investments in joint ventures and associates		(980,054,315)		(423,086,576)
Wells, pipelines, properties, plant and equipment-net		9,706,301		10,857,719
Long-term notes receivables		121,626,851		118,834,477
Right of use		1,385,617
Deferred taxes		81,127,820		59,010,975
Intangible assets		130,535		318,342
Other assets		21,986		54,272
Total assets		1,569,248,236		2,261,763,076
Current liabilities
Current portion of long-term debt		209,291,307		171,880,315
Accounts payable-inter-company		1,275,967,793		1,439,442,811
Other current liabilities		23,694,401		20,837,163
Total current liabilities		1,508,953,501		1,632,160,289
Long-term debt		1,694,319,842		1,835,071,170
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		363,041,463		254,041,839
Total liabilities		3,566,314,806		3,721,273,298
Equity (deficit), net		(1,997,066,570)		(1,459,510,222)
Total liabilities and equity		1,569,248,236		2,261,763,076
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents		4,826,057		16,471,298	18,815,345	9,732,503
Trade and other accounts receivable, derivative financial instruments and other current assets		119,380,143		112,579,068
Accounts receivable—inter-company		1,134,820,799		1,190,513,209
Inventories		51,833,240		55,152,479
Total current assets		1,310,860,239		1,374,716,054
Long-term receivables—intercompany				285
Investments in joint ventures and associates		10,757,092		135,726
Wells, pipelines, properties, plant and equipment-net		1,169,112,584		1,344,851,372
Long-term notes receivables		938,455		994,121
Right of use		67,564,544
Deferred taxes		50,735,224		61,009,660
Intangible assets		13,018,022		11,865,660
Other assets		2,955,242		3,174,097
Total assets		2,625,941,402		2,796,746,975
Current liabilities
Current portion of long-term debt		2,942,757		4,289,361
Accounts payable-inter-company		471,706,488		325,901,335
Other current liabilities		230,345,159		194,303,145
Total current liabilities		704,994,404		524,493,841
Long-term debt		28,300,551		36,863,242
Long-term payables-inter-company		1,694,801,416		1,838,285,585
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,247,581,410		929,431,425
Total liabilities		3,675,677,781		3,329,074,093
Equity (deficit), net		(1,049,736,379)		(532,327,118)
Total liabilities and equity		2,625,941,402		2,796,746,975
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents		27,560,717		40,253,623	$ 32,077,306	$ 61,296,403
Trade and other accounts receivable, derivative financial instruments and other current assets		56,613,797		53,082,638
Accounts receivable—inter-company		129,911,984		90,294,160
Inventories		30,379,825		26,451,592
Total current assets		244,466,323		210,082,012
Long-term receivables—intercompany		1,615,441		5,409,802
Investments in joint ventures and associates		73,151,606		16,693,715
Wells, pipelines, properties, plant and equipment-net		32,930,617		46,776,993
Right of use		1,868,152
Deferred taxes		4,303,703		2,764,095
Intangible assets		1,435,967		1,536,538
Other assets		4,159,450		3,197,441
Total assets		363,931,259		286,460,596
Current liabilities
Current portion of long-term debt		32,690,121		15,626,033
Accounts payable-inter-company		106,934,283		88,582,648
Other current liabilities		53,239,883		40,840,277
Total current liabilities		192,864,287		145,048,958
Long-term debt		15,629,510		18,555,994
Long-term payables-inter-company		2,283,093		659,680
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		14,579,978		12,862,735
Total liabilities		225,356,868		177,127,368
Equity (deficit), net		138,574,391		109,333,228
Total liabilities and equity		363,931,259		286,460,596
Eliminations [member]
Current assets
Accounts receivable—inter-company		(1,857,236,723)		(1,853,935,476)
Total current assets		(1,857,236,723)		(1,853,935,476)
Long-term receivables—intercompany		(1,694,456,350)		(1,838,936,583)
Investments in joint ventures and associates		911,020,196		423,098,680
Total assets		(2,640,672,877)		(3,269,773,379)
Current liabilities
Accounts payable-inter-company		(1,854,608,564)		(1,853,926,794)
Total current liabilities		(1,854,608,564)		(1,853,926,794)
Long-term payables-inter-company		(1,697,084,509)		(1,838,945,265)
Total liabilities		(3,551,693,073)		(3,692,872,059)
Equity (deficit), net		911,020,196		423,098,680
Total liabilities and equity		$ (2,640,672,877)		$ (3,269,773,379)